SCHEDULE OF INVESTMENTS (000)*

June 30, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Brazil — 5.5%

Banco do Brasil SA1	4,034,900	$56,510

Engie Brasil Energia SA	896,725	10,182

Estacio Participacoes SA	1,740,900	13,275

Gerdau S.A. ADR	3,417,100	13,292

JBS SA	6,991,700	38,346

MRV Engenharia e Participacoes SA	1,349,500	6,906

Smiles Fidelidade SA	924,900	10,075

Sul America SA	1,197,400	11,712

Telefonica Brasil SA ADR	1,241,400	16,163

Vale SA, Class B ADR	3,939,359	52,945

		229,406

China — 32.9%

Agile Group Holdings Ltd.	6,698,000	8,969

Alibaba Group Holding Ltd. ADR[1]	1,025,271	173,732

Anhui Conch Cement Co. Ltd., Class H	7,929,500	49,688

Baidu Inc. ADR[1]	143,874	16,885

Bank of China Ltd., Class H	88,382,000	37,336

Beijing Enterprises Holdings Ltd.	2,784,000	14,149

China Communications Construction Co. Ltd., Class H	23,046,000	20,622

China Construction Bank Corp., Class H	165,950,000	142,971

China Lumena New Materials Corp.[1,2,3]	10,564,000	—

China Merchants Port Holdings Co. Ltd.	3,826,000	6,504

China Mobile Ltd.	4,882,500	44,471

China Mobile Ltd. ADR	510,137	23,104

China Petroleum & Chemical Corp., Class H	75,934,000	51,616

China Railway Construction Corp. Ltd., Class H	14,130,000	17,329

China Railway Group Ltd., Class H	16,267,000	12,369

CNOOC Ltd.	32,979,000	56,403

Country Garden Holdings Co. Ltd.	13,629,000	20,727

Daqin Railway Co. Ltd., Class A	12,678,388	14,944

Dongfeng Motor Group Co. Ltd., Class H	12,500,000	10,241

Fosun International Ltd.	12,922,500	17,171

Guangzhou Automobile Group Co. Ltd., Class H	9,179,200	9,800

Guangzhou R&F Properties Co. Ltd., Class H	7,131,600	13,712

Kweichow Moutai Co. Ltd., Class A	141,700	20,352

KWG Property Holding Ltd.	10,015,000	10,167

Lenovo Group Ltd.	26,782,000	20,742

Maanshan Iron & Steel Co. Ltd., Class H	21,924,000	8,700

New Oriental Education & Technology Group ADR[1]	186,092	17,973

Ping An Insurance Group Co. of China Ltd., Class H	8,148,500	97,844

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,339,900	16,399

Shimao Property Holdings Ltd.	6,884,500	20,975

Sinopharm Group Co. Ltd., Class H	7,798,800	27,454

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)

Sunac China Holdings Ltd.	4,924,000	$24,205

Tencent Holdings Ltd.	5,932,000	267,755

Yuexiu Property Co. Ltd.	35,522,000	8,048

Yum China Holdings Inc.	605,500	27,974

YY Inc. ADR[1]	289,238	20,157

Zhejiang Expressway Co. Ltd., Class H	12,796,000	13,481

		1,364,969

Czech Republic — 0.3%

CEZ AS	502,416	12,133

India — 10.8%

Aurobindo Pharma Ltd.	2,215,526	19,516

Biocon Ltd.	1,396,954	5,071

Dr Reddy’s Laboratories Ltd.	374,239	13,828

HCL Technologies Ltd.	1,782,544	27,493

Hindalco Industries Ltd.	8,501,938	25,502

Hindustan Unilever Ltd.	1,570,858	40,680

ICICI Bank Ltd. ADR	3,743,235	47,127

Indiabulls Housing Finance Ltd.	1,810,427	15,939

Jubilant Foodworks Ltd.	640,531	11,441

Larsen & Toubro Ltd.	1,715,400	38,599

REC Ltd.	8,951,334	21,371

Reliance Industries Ltd.	2,479,969	45,020

State Bank of India[1]	5,464,766	28,600

Tata Consultancy Services Ltd.	1,260,203	40,661

Tata Steel Ltd.	2,545,308	18,599

Titan Co. Ltd.	1,882,058	36,391

UPL Ltd.	526,433	7,149

Vedanta Ltd.	2,648,840	6,690

		449,677

Indonesia — 1.0%

Bank Negara Indonesia Persero Tbk PT	11,683,000	7,608

Bank Rakyat Indonesia Persero	81,685,700	25,210

Gudang Garam Tbk PT	1,830,500	9,960

		42,778

Malaysia — 0.8%

AirAsia Group Bhd	21,010,400	13,880

Malayan Banking Bhd	8,864,244	19,047

		32,927

Mexico — 1.9%

Alfa SAB de CV, Class A	12,804,900	12,556

Grupo Financiero Banorte SAB de CV, Class O	5,952,700	34,574

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Mexico — (continued)

Wal-Mart de Mexico SAB de CV	11,805,100	$32,222

		79,352

Peru — 1.0%

Credicorp Ltd.	184,915	42,329

Poland — 1.0%

Polski Koncern Naftowy Orlen SA	552,409	13,313

Powszechny Zaklad Ubezpieczen SA	2,352,888	27,514

		40,827

Russia — 7.0%

Gazprom PJSC ADR	10,563,381	77,387

Lukoil PJSC ADR	945,056	79,782

MMC Norilsk Nickel PJSC ADR	1,279,401	29,055

Mobile Telesystems ADR	2,760,445	25,700

Sberbank of Russia ADR	4,633,719	71,267

X5 Retail Group NV GDR	250,518	8,590

		291,781

Saudi Arabia — 0.9%

Mobile Telecommunications Co. Saudi Arabia[1]	5,346,854	17,108

National Commercial Bank	535,459	7,903

Saudi Telecom Co.	428,582	11,932

		36,943

South Africa — 1.7%

Absa Group Ltd.	2,115,995	26,441

Barloworld Ltd.	800,865	7,278

Exxaro Resources Ltd.	1,819,793	22,221

Nedbank Group Ltd.	729,274	13,110

		69,050

South Korea — 14.5%

Daelim Industrial Co. Ltd.	194,381	19,360

Fila Korea Ltd.	314,706	20,905

Hana Financial Group Inc.	1,101,936	35,692

Hanwha Corp.	615,195	14,226

Hyundai Marine & Fire Insurance Co. Ltd.	484,234	11,931

KB Financial Group Inc.	1,046,264	41,546

Kia Motors Corp.	739,701	28,188

Korean Air Lines Co. Ltd.	22,416	562

LG Corp.	342,881	22,836

LG Electronics Inc.	387,075	26,584

LG Uplus Corp.	988,707	12,416

Meritz Securities Co. Ltd.	3,010,080	13,973

POSCO	139,267	29,490

POSCO ADR	174,295	9,248

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)

Samsung Electronics Co. Ltd.	5,070,675	$206,402

SK Hynix Inc.	629,262	37,876

SK Innovation Co. Ltd.	112,312	15,466

SK Telecom Co. Ltd.	150,711	33,806

SK Telecom Co. Ltd. ADR	127,156	3,147

Woori Financial Group Inc.	1,579,087	19,215

		602,869

Taiwan — 9.7%

Accton Technology Corp.	4,025,000	17,041

Catcher Technology Co. Ltd.	3,140,000	22,494

Delta Electronics Inc.	6,432,000	32,616

Formosa Plastics Corp.	3,085,000	11,373

Fubon Financial Holding Co. Ltd.	17,759,000	26,216

HON HAI Precision Industry Co. Ltd.	8,237,298	20,527

Inventec Corp.	9,906,000	7,878

Lite-On Technology Corp.	12,024,202	17,614

Makalot Industrial Co. Ltd.	1,598,000	10,804

MediaTek Inc.	3,310,000	33,463

Pegatron Corp.	7,826,000	13,531

Powertech Technology Inc.	5,828,000	14,260

Taiwan Semiconductor Manufacturing Co. Ltd.	741,000	5,702

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,225,740	126,352

TCI Co. Ltd.	1,213,998	16,690

Yuanta Financial Holding Co. Ltd.	45,149,850	27,111

		403,672

Thailand — 3.4%

Charoen Pokphand Foods PCL	24,081,200	22,183

Kiatnakin Bank PCL	7,147,200	16,197

PTT PCL	27,303,100	43,402

Sansiri PCL	69,406,966	3,350

Thai Oil PCL	8,050,400	17,456

Thanachart Capital	8,492,572	15,370

Tisco Financial Group PCL	7,640,400	23,294

		141,252

Turkey — 1.3%

Tekfen Holding AS	4,701,458	21,077

Turkcell Iletisim Hizmetleri AS	9,019,935	19,939

Turkiye Garanti Bankasi AS1	7,237,982	11,375

		52,391

Total Common Stock

(Cost $3,612,275) — 93.7%		3,892,356

PREFERENCE STOCK

Brazil — 3.2%

Banco do Estado do Rio Grande do Sul ‡	599,300	3,739

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Brazil — (continued)

Cia Brasileira de Distribuicao ‡	1,373,090	$33,791

Cia Paranaense de Energia ‡	867,700	11,041

Itausa — Investimentos Itau SA ‡	24,834,221	83,558

Total Preference Stock

(Cost $115,672) — 3.2%		132,129

WARRANT

MSCI China A Market Access, Expires 10/18/2019[1]	47,204	45,965

Total Warrant

(Cost $35,545) — 1.1%		45,965

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.270% **	25,898,648	25,899

Total Short-Term Investment

(Cost $25,899) — 0.6%		25,899

Total Investments — 98.6%

(Cost $3,789,391)		4,096,349

Other Assets in Excess of Liabilities — 1.4%		56,706

Net Assets — 100.0%		$4,153,055

A list of the open futures contracts held by the Fund at June 30, 2019, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI Emerging Markets	782	Sep-2019	$40,680	$41,188	$508

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2019.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2019 was $– and represented 0.0% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2019 was $– and represented 0.0% of net assets.

ADR	American Depositary Receipt

Amounts designated as “—” are $0.

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2019 (Unaudited)

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2019:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3†† (000)		Total (000)
Common Stock
Brazil	$229,406	$—	$—		$229,406
China	1,329,674	35,296	—	^	1,364,969
Czech Republic	12,133	—	—		12,133
India	449,677	—	—		449,677
Indonesia	42,778	—	—		42,778
Malaysia	32,927	—	—		32,927
Mexico	79,352	—	—		79,352
Peru	42,329	—	—		42,329
Poland	40,827	—	—		40,827
Russia	291,781	—	—		291,781
Saudi Arabia	17,108	19,835	—		36,943
South Africa	69,050	—	—		69,050
South Korea	602,869	—	—		602,869
Taiwan	403,672	—	—		403,672
Thailand	—	141,252	—		141,252
Turkey	52,391	—	—		52,391

Total Common Stock	3,695,973	196,383	—		3,892,356

Preference Stock	132,129	—	—		132,129

Warrant	—	45,965	—		45,965

Short-Term Investment	25,899	—	—		25,899

Total Investments in Securities	$3,854,001	$242,348	$—		$4,096,349

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Futures Contracts *
Unrealized Appreciation	$508	$—	$—		$508

Total Other Financial Instruments	$508	$—	$—		$508

*	Futures contracts are valued at the unrealized appreciation on the instruments.
†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, or due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 2 and 1 occur when values are adjusted as discussed above. As of June 30, 2019, securities with a value of $2,412,302,672, which represented 58.1% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to significant market movements following the close of local trading that triggered the fair valuation of certain securities as of fiscal year end and did not trigger fair valuation as of period end. As of June 30, 2019, there was one Level 3 security.

††

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-2500